Environmental rehabilitation obligation and other provisions - Schedule of environmental rehabilitation obligation activity (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Balance at beginning of the year	R 8,634	R 8,715	R 6,294
Interest charge	615	684	579
Utilisation of environmental rehabilitation obligation	(236)	(97)	(35)
Change in estimates charged to profit or loss	(178)	(375)	89
Change in estimates capitalised	(638)	(318)	105
Environmental rehabilitation obligation on acquisition of subsidiaries	0	0	1,697
Foreign currency translation	66	25	(14)
Balance at the end of the year	8,263	8,634	8,715
Environmental rehabilitation obligation and other provisions consists of:
Environmental rehabilitation obligation	8,146	8,517	8,598
Other provisions	117	117	117
Environmental rehabilitation obligation and other provisions	R 8,263	R 8,634	R 8,715